Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions that Used to Determine Grant-Date Fair Value of Stock Options Granted to Employees and Members of Board of Directors
The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and members of the Board were as follows, presented on a weighted-average basis:

	Nine Months Ended September 30,
	2023	2022
Expected option life (years)	6.00	5.96
Risk-free interest rate	3.82%	1.80%
Expected volatility	83.36%	80.22%
Expected dividend yield	—%	—%

The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and members of the Board were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2022	2021
Expected option life (years)	5.98	6.06
Risk-free interest rate	2.47%	0.80%
Expected volatility	80.43%	81.22%
Expected dividend yield	—%	—%

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2023:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	9,423,271	$7.26	8.14	$22
Granted	123,501	$1.09
Exercised	(223,273)	$0.79
Cancelled or forfeited	(3,401,052)	$7.15

Outstanding as of September 30, 2023	5,922,447	$7.43	6.32	$1,068

Exercisable as of September 30, 2023	3,606,590	$10.16	4.82	$217

The following table summarizes the Company’s stock option activity for the year ended December 31, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	7,423,777	$13.54	6.79	$1,469
Granted	5,369,650	$1.43
Exercised	(142,013)	$0.41
Cancelled or forfeited	(3,228,143)	$12.31

Outstanding as of December 31, 2022	9,423,271	$7.26	8.14	$22

Exercisable as of December 31, 2022	3,068,082	$13.11	6.15	$22

Summary of Restricted Common Stock Units
The following table summarizes the Company’s restricted common stock units for the nine months ended September 30, 2023:

	Number of Shares	Weighted- Average Grant Date Fair Value
Issued and unvested as of December 31, 2022	940,392	$3.62
Granted	1,548,117	$1.65
Vested	(283,835)	$4.98
Forfeited, cancelled or expired	(979,677)	$2.02

Issued and unvested as of September 30, 2023	1,224,997	$2.10

The following table summarizes the Company’s restricted stock award and restricted stock unit activity for the year ended December 31, 2022:

	Number of Shares	Weighted- Average Grant Date Fair Value
Issued and unvested as of December 31, 2021	599,850	$9.64
Granted	920,168	1.56
Vested	(575)	15.65
Forfeited, cancelled or expired	(579,051)	6.56

Issued and unvested as of December 31, 2022	940,392	$3.62

Schedule of Stock-based Compensation Expense
Stock-based compensation expense was allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$415	$448	$1,705	$2,169
General and administrative	1,804	2,208	4,579	7,098

Total stock-based compensation expense	$2,219	$2,656	$6,284	$9,267

Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2022	2021
Research and development	$2,785	$6,996
General and administrative	8,737	11,583

Total stock-based compensation expense	$11,522	$18,579